Exhibit 99
Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	43
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,219,072,241.43	55,496	56.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$255,000,000.00	0.28900%	February 15, 2012
Class A-2 Notes	$276,800,000.00	0.620%	July 15, 2013
Class A-3 Notes	$335,300,000.00	0.970%	January 15, 2015
Class A-4 Notes	$191,990,000.00	1.650%	May 15, 2016
Class B Notes	$33,440,000.00	2.380%	July 15, 2016
Class C Notes	$22,290,000.00	2.620%	October 15, 2016
Class D Notes	$22,290,000.00	3.210%	July 15, 2017
Total	$1,137,110,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$602,569.26

Principal:
Principal Collections	$7,852,055.44
Prepayments in Full	$3,862,892.74
Liquidation Proceeds	$119,688.90
Recoveries	$50,883.24
Sub Total	$11,885,520.32
Collections	$12,488,089.58

Purchase Amounts:
Purchase Amounts Related to Principal	$287,722.54
Purchase Amounts Related to Interest	$1,658.85
Sub Total	$289,381.39

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$12,777,470.97

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	43
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$12,777,470.97
Servicing Fee	$128,000.66	$128,000.66	$0.00	$0.00	$12,649,470.31
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$12,649,470.31
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$12,649,470.31
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$12,649,470.31
Interest - Class A-4 Notes	$88,897.35	$88,897.35	$0.00	$0.00	$12,560,572.96
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,560,572.96
Interest - Class B Notes	$66,322.67	$66,322.67	$0.00	$0.00	$12,494,250.29
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,494,250.29
Interest - Class C Notes	$48,666.50	$48,666.50	$0.00	$0.00	$12,445,583.79
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,445,583.79
Interest - Class D Notes	$59,625.75	$59,625.75	$0.00	$0.00	$12,385,958.04
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,385,958.04
Regular Principal Payment	$11,215,297.06	$11,215,297.06	$0.00	$0.00	$1,170,660.98
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,170,660.98
Residuel Released to Depositor	$0.00	$1,170,660.98	$0.00	$0.00	$0.00
Total		$12,777,470.97

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$11,215,297.06
Total					$11,215,297.06
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$11,215,297.06	$58.42	$88,897.35	$0.46	$11,304,194.41	$58.88
Class B Notes	$0.00	$0.00	$66,322.67	$1.98	$66,322.67	$1.98
Class C Notes	$0.00	$0.00	$48,666.50	$2.18	$48,666.50	$2.18
Class D Notes	$0.00	$0.00	$59,625.75	$2.68	$59,625.75	$2.68
Total	$11,215,297.06	$9.86	$263,512.27	$0.23	$11,478,809.33	$10.09

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	43

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$64,652,615.21	0.3367499	$53,437,318.15	0.2783339
Class B Notes	$33,440,000.00	1.0000000	$33,440,000.00	1.0000000
Class C Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Class D Notes	$22,290,000.00	1.0000000	$22,290,000.00	1.0000000
Total	$142,672,615.21	0.1254695	$131,457,318.15	0.1156065

Pool Information
Weighted Average APR	4.606%	4.605%
Weighted Average Remaining Term	22.25	21.47
Number of Receivables Outstanding	17,496	16,891
Pool Balance	$153,600,790.88	$141,399,444.86
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$142,672,615.21	$131,457,318.15
Pool Factor	0.1259981	0.1159894

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,190,722.41
Targeted Credit Enhancement Amount	$12,190,722.41
Yield Supplement Overcollateralization Amount	$9,942,126.71
Targeted Overcollateralization Amount	$9,942,126.71
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$9,942,126.71

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,190,722.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$12,190,722.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$12,190,722.41

Ford Credit Auto Owner Trust 2011-A
Monthly Investor Report

Collection Period	July 2014
Payment Date	8/15/2014
Transaction Month	43

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		61	$78,986.40
(Recoveries)		109	$50,883.24
Net Losses for Current Collection Period			$28,103.16
Cumulative Net Losses Last Collection Period			$8,165,982.92
Cumulative Net Losses for all Collection Periods			$8,194,086.08

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.22%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	3.21%	400	$4,537,468.04
61-90 Days Delinquent	0.40%	45	$561,546.06
91-120 Days Delinquent	0.13%	15	$183,855.37
Over 120 Days Delinquent	0.81%	78	$1,141,005.67
Total Delinquent Receivables	4.54%	538	$6,423,875.14

Repossession Inventory:
Repossessed in the Current Collection Period		16	$184,412.14
Total Repossessed Inventory		18	$215,322.65

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.7396%
Preceding Collection Period			0.5599%
Current Collection Period			0.2286%
Three Month Average			0.5094%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6750%
Preceding Collection Period			0.7773%
Current Collection Period			0.8170%
Three Month Average			0.7564%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer